Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Assets [Line Item]
Credit loss expense recovery

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased

Total
For the quarter ended 30.6.24
Global Wealth Management (13) 12 0 (1)
Personal & Corporate Banking (15) 132 (14) 103
Asset Management 0 0 0 0
Investment Bank 7 (14) 1 (6)
Non-core and Legacy (1) 3 (2) (1)
Group Items 0 0 0 0
Total (22) 132 (15) 95
For the quarter ended 31.3.24
Global Wealth Management (12) 7 2 (3)
Personal & Corporate Banking (13) 64 (7) 44
Asset Management 0 0 0 0
Investment Bank 7 26 (1) 32
Non-core and Legacy (26) 37 25 36
Group Items (2) 0 0 (2)
Total (45) 133 18 106
For the quarter ended 30.6.23
1
Global Wealth Management 134 9 7 149
Personal & Corporate Banking 193 28 0 221
Asset Management 1 0 0 1
Investment Bank 134 (4) 1 132
Non-core and Legacy 74 44 0 119
Group Items 2 0 0 2
Total 537 77 8 623
1 Comparative-period information

has been restated

for changes in business

division perimeters. Refer

to “Changes to segment

reporting in 2024”

in the “UBS business

divisions and Group

Items” section of

the
UBS Group first quarter 2024 report, available under “Quarterly reporting” at ubs.com/investors,

and Note 3 for more information.

Key macro economic variables

Comparison of shock factors
Baseline
Key parameters 2023 2024 2025
Real GDP growth (annual percentage change)
US

2.5 2.3 1.4
Eurozone 0.6 0.6 1.2
Switzerland 0.7 1.3 1.5
Unemployment rate (%, annual average)
US

3.6 4.0 4.2
Eurozone 6.6 6.6 6.8
Switzerland 2.0 2.4 2.6
Fixed income: 10-year government bonds (%, Q4)
USD 3.9 4.3 4.2
EUR 2.0 2.5 2.4
CHF 0.7 0.6 0.6
Real estate (annual percentage change, Q4)
US

5.2 3.7 2.3
Eurozone (1.0) 1.0 3.4
Switzerland 0.1 1.0 2.5
Economic scenarios and weights applied
Assigned weights in %
ECL scenario
30.6.24 31.3.24 30.6.23
Baseline 60.0 60.0 60.0
Mild debt crisis

15.0 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0 25.0

Credit risk exposure

USD m 30.6.24
Carrying amount
1
ECL allowances
2
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 248,336 248,244 16 0 76 (60) (1) (27) 0 (32)
Amounts due from banks 21,959 21,627 319 0 13 (28) (6) 0 0 (22)
Receivables from securities financing transactions measured at amortized cost 82,028 82,028 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 43,637 43,637 0 0 0 0 0 0 0 0
Loans and advances to customers 599,105 569,476 25,249 3,287 1,093 (1,743) (355) (298) (937) (153)
of which: Private clients with mortgages 252,724 241,499 10,077 1,062 86 (167) (57) (77) (30) (3)
of which: Real estate financing 86,854 82,018 4,507 243 86 (53) (28) (31) (2) 8 of which: Large corporate clients 28,773 23,888 3,829 700 357 (526) (93) (94) (272) (67)
of which: SME clients 23,406 19,585 2,531 1,049 241 (515) (60) (38) (414) (3)
of which: Lombard 148,268 147,272 875 54 66 (41) (6) (2) (16) (16)
of which: Credit cards 1,927 1,479 408 40 0 (41) (6) (11) (25) 0 of which: Commodity trade finance 5,792 5,556 222 11 2 (125) (19) (2) (104) 0 of which: Ship / aircraft financing 8,284 7,846 421 3 15 (44) (38) (4) 0 (2)
of which: Consumer financing 2,902 2,703 119 39 41 (68) (20) (21) (27) 0
Other financial assets measured at amortized cost 60,431 59,710 533 171 16 (131) (34) (8) (84) (5)
of which: Loans to financial advisors 2,601 2,408 83 110 0 (47) (4) (1) (41) 0
Total financial assets measured at amortized cost 1,055,494 1,024,721 26,117 3,458 1,198 (1,964) (397) (333) (1,021) (212)
Financial assets measured at fair value through other comprehensive income 2,167 2,167 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,057,661 1,026,888 26,117 3,458 1,198 (1,964) (397) (333) (1,021) (212)
Total exposure ECL provisions
2
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 40,759 39,176 1,382 159 44 (63) (25) (14) (26) 2
of which: Large corporate clients 8,290 7,390 820 67 15 (24) (10) (8) (7) 0 of which: SME clients 2,540 2,153 287 77 22 (10) (5) (3) (4) 2 of which: Financial intermediaries and hedge funds

21,270 21,080 189 0 0 (11) (8) (3) 0 0
of which: Lombard 3,895 3,872 10 13 0 (4) 0 0 (4) 0
of which: Commodity trade finance 1,642 1,628 13 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 81,867 77,447 4,236 145 39 (147) (104) (43) (6) 6
of which: Large corporate clients 46,697 42,890 3,699 73 34 (126) (84) (36) (6) 0
Forward starting reverse repurchase and securities borrowing agreements 9,724 9,724 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 148,932 146,532 2,154 245 0 (81) (69) (12) 0 0 of which: Real estate financing 11,705 11,154 552 0 0 (7) (7) 0 0 0 of which: Large corporate clients 16,000 15,677 314 9 0 (23) (16) (4) (2) 0 of which: SME clients 11,002 10,575 346 80 0 (34) (29) (5) 0 0 of which: Lombard 60,962 60,934 26 1 0 0 0 0 0 0
of which: Credit cards 10,056 9,576 477 4 0 (8) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 3,329 3,319 7 2 0 (2) (2) 0 0 0
Total off-balance sheet financial instruments and other credit lines 284,611 276,199 7,779 551 83 (294) (200) (70) (31) 8
Total allowances and provisions (2,258) (597) (404) (1,053) (204)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

USD m 31.3.24
Carrying amount
1,2
ECL allowances
3
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 271,439 271,378 17 0 43 (55) 0 (25) 0 (30)
Amounts due from banks 22,128 22,027 65 0 36 (24) (6) 0 0 (18)
Receivables from securities financing transactions measured at amortized cost 101,650 101,650 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 46,714 46,714 0 0 0 0 0 0 0 0
Loans and advances to customers 605,108 571,400 28,773 3,742 1,194 (1,700) (362) (284) (920) (134)
of which: Private clients with mortgages 251,891 239,416 11,319 923 233 (196) (55) (92) (39) (10)
of which: Real estate financing 90,220 84,485 5,444 179 111 (64) (27) (28) (9) 0 of which: Large corporate clients 29,008 23,954 3,917 689 447 (580) (91) (83) (318) (87)
of which: SME clients 24,276 20,506 2,745 951 74 (442) (64) (32) (335) (11)
of which: Lombard 150,759 149,153 931 549 126 (61) (7) (1) (41) (12)
of which: Credit cards 1,840 1,402 399 38 0 (40) (6) (10) (23) 0 of which: Commodity trade finance 5,358 5,169 165 11 12 (123) (17) (2) (104) 0 of which: Ship / aircraft financing 8,777 7,998 776 3 0 (47) (40) (7) 0 0 of which: Consumer financing 2,912 2,629 199 35 49 (64) (20) (19) (24) 0
Other financial assets measured at amortized cost 62,707 61,945 574 166 22 (134) (35) (9) (83) (6)
of which: Loans to financial advisors 2,615 2,430 70 115 0 (49) (6) (1) (43) 0
Total financial assets measured at amortized cost 1,109,745 1,075,113 29,428 3,908 1,296 (1,915) (405) (318) (1,003) (189)
Financial assets measured at fair value through other comprehensive income 2,078 2,078 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,111,823 1,077,191 29,428 3,908 1,296 (1,915) (405) (318) (1,003) (189)
Total exposure ECL provisions
3
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 41,744 40,211 1,314 173 45 (64) (27) (18) (19) 1
of which: Large corporate clients 8,643 7,710 841 78 14 (25) (10) (11) (4) 0 of which: SME clients 2,670 2,274 286 86 23 (9) (4) (3) (2) 1 of which: Financial intermediaries and hedge funds

20,920 20,865 55 0 0 (11) (8) (3) 0 0
of which: Lombard 3,959 3,947 6 5 0 (7) 0 0 (7) 0
of which: Commodity trade finance 2,088 2,077 11 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 87,292 82,700 4,335 230 27 (173) (112) (54) (13) 6
of which: Large corporate clients 48,060 44,281 3,682 77 21 (152) (93) (47) (13) 0
Forward starting reverse repurchase and securities borrowing agreements 17,649 17,649 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 150,918 148,116 2,616 186 0 (89) (73) (15) 0 0 of which: Real estate financing 12,318 11,616 703 0 0 (10) (10) 0 0 0 of which: Large corporate clients 16,793 16,422 358 12 0 (25) (18) (7) 0 0 of which: SME clients 10,548 10,205 313 30 0 (36) (31) (5) 0 0 of which: Lombard 61,036 60,901 133 1 0 0 0 0 0 0
of which: Credit cards 10,049 9,560 485 4 0 (9) (8) (2) 0 0
Irrevocable committed prolongation of existing loans 3,719 3,709 7 3 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 301,322 292,385 8,271 593 72 (328) (215) (88) (32) 7
Total allowances and provisions (2,243) (620) (406) (1,035) (182)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Information has been revised. Refer to Note 2 for more information.

3 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

USD m 31.12.23
Carrying amount
1
ECL allowances
2
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 314,060 314,025 18 0 18 (48) 0 (26) 0 (22)
Amounts due from banks 21,146 21,092 17 0 38 (12) (6) (1) 0 (5)
Receivables from securities financing transactions measured at amortized cost 99,039 99,039 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 50,082 50,082 0 0 0 0 0 0 0 0
Loans and advances to customers 639,669 610,922 24,408 2,869 1,470 (1,698) (423) (289) (862) (123)
of which: Private clients with mortgages 268,616 256,614 10,695 929 378 (209) (62) (97) (39) (11)
of which: Real estate financing 97,817 92,084 5,367 270 97 (103) (41) (31) (21) (11)
of which: Large corporate clients 30,084 25,671 3,182 700 532 (575) (105) (70) (312) (89)
of which: SME clients 25,957 22,155 2,919 754 129 (402) (71) (42) (277) (13)
of which: Lombard 156,353 156,299 3 50 0 (41) (13) (11) (17) 0 of which: Credit cards 2,041 1,564 438 39 0 (42) (6) (11) (24) 0 of which: Commodity trade finance 5,727 5,662 25 22 18 (130) (18) (1) (111) 0 of which: Ship / aircraft financing 9,214 8,920 273 4 17 (51) (48) (3) 0 (1)
of which: Consumer financing 2,982 2,795 92 38 57 (59) (22) (17) (20) 0
Other financial assets measured at amortized cost 65,455 64,268 968 158 61 (151) (41) (10) (94) (5)
of which: Loans to financial advisors 2,615 2,422 79 114 0 (49) (4) (1) (44) 0
Total financial assets measured at amortized cost 1,189,451 1,159,428 25,410 3,027 1,587 (1,911) (473) (326) (956) (156)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,191,684 1,161,661 25,410 3,027 1,587 (1,911) (473) (326) (956) (156)
Total exposure ECL provisions
2
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 46,191 44,487 1,495 151 58 (73) (28) (22) (23) 0
of which: Large corporate clients 9,267 8,138 1,023 89 17 (31) (11) (13) (7) 0 of which: SME clients 2,839 2,469 337 31 2 (14) (4) (5) (5) 0 of which: Financial intermediaries and hedge funds

22,922 22,876 46 0 0 (12) (8) (3) 0 0
of which: Lombard 5,045 5,045 0 0 0 (1) 0 0 (1) 0
of which: Commodity trade finance 2,037 2,027 9 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 91,643 87,080 4,297 218 48 (178) (117) (51) (14) 4
of which: Large corporate clients 50,696 46,708 3,881 59 48 (149) (94) (41) (12) (2)
Forward starting reverse repurchase and securities borrowing agreements 18,444 18,444 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 163,256 160,456 2,654 146 0 (95) (78) (17) 0 0 of which: Real estate financing 15,846 15,033 813 0 0 (14) (11) (3) 0 0 of which: Large corporate clients 17,139 16,678 454 8 0 (23) (17) (6) 0 0 of which: SME clients 11,658 11,253 375 29 0 (38) (33) (5) 0 0 of which: Lombard 77,618 77,618 0 1 0 0 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 0 (10) (8) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,593 11 4 0 (4) (4) 0 0 0
Total off-balance sheet financial instruments and other credit lines 324,141 315,060 8,456 519 106 (350) (226) (90) (37) 3
Total allowances and provisions (2,261) (700) (416) (993) (153)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

Coverage ratios

Coverage ratios for core loan portfolio 30.6.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 252,892 241,557 10,154 1,092 89 7 2 76 5 272 337
Real estate financing 86,907 82,045 4,538 245 78 6 3 69 7 72 0
Total real estate lending 339,798 323,602 14,692 1,337 167 6 3 74 6 235 0
Large corporate clients 29,299 23,981 3,923 972 424 180 39 240 67 2,798 1,580
SME clients 23,922 19,646 2,569 1,463 244 215 31 146 44 2,831 123
Total corporate lending 53,221 43,627 6,491 2,435 668 196 35 203 57 2,818 1,048
Lombard 148,308 147,278 877 71 82 3 0 23 1 2,328 1,951
Credit cards 1,968 1,485 419 64 0 208 39 252 86 3,826 0
Commodity trade finance 5,917 5,575 224 115 2 211 33 92 36 9,037 0
Ship / aircraft financing 8,329 7,883 426 3 17 53 48 103 51 0 1,176
Consumer financing 2,970 2,723 140 66 41 229 73 1,500 143 4,091 0
Other loans and advances to customers 40,339 37,661 2,277 131 270 41 8 80 12 3,532 2,630
Loans to financial advisors 2,647 2,412 84 151 0 176 18 146 22 2,736 0
Total other lending 210,478 205,018 4,447 601 412 25 6 134 9 4,323 2,160
Total 1 603,497 572,247 25,631 4,372 1,247 30 6 117 11 2,235 1,236
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 8,091 7,834 226 31 0 4 4 23 4 11 0
Real estate financing 12,715 12,143 572 0 0 5 6 0 5 0 0
Total real estate lending 20,805 19,977 798 31 0 5 5 0 5 11 0
Large corporate clients 71,060 66,029 4,833 149 49 24 17 100 22 987 0
SME clients 15,352 14,421 720 189 22 33 27 207 36 197 0
Total corporate lending 86,412 80,450 5,553 338 71 26 19 114 25 546 0
Lombard 68,071 68,017 40 14 0 1 0 0 0 2,887 0
Credit cards 10,056 9,576 477 4 0 8 7 35 8 0 0
Commodity trade finance 3,732 3,712 20 0 0 7 7 13 7 0 0
Ship / aircraft financing 1,836 1,817 19 0 0 11 11 0 11 0 0
Consumer financing 152 152 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 46,338 45,878 461 0 0 3 2 74 3 0 0
Other off-balance sheet commitments 37,485 36,897 411 163 13 7 4 55 4 538 0
Total other lending 167,670 166,049 1,427 181 13 3 2 52 3 710 0
Total
2
274,888 266,475 7,778 550 84 11 7 90 10 570 0
Total on- and off-balance sheet
3
878,385 838,722 33,409 4,923 1,331 24 7 111 11 2,049 1,202
1 Includes Loans and advances

to customers and Loans

to financial advisors,

which are presented on

the balance sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.3.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 252,087 239,471 11,412 962 243 8 2 81 6 406 395
Real estate financing 90,284 84,512 5,472 188 111 7 3 50 6 493 0
Total real estate lending 342,372 323,984 16,884 1,150 354 8 3 71 6 420 270
Large corporate clients 29,587 24,045 4,001 1,008 534 196 38 208 62 3,160 1,632
SME clients 24,718 20,570 2,777 1,286 85 179 31 114 41 2,602 1,305
Total corporate lending 54,305 44,615 6,777 2,293 619 188 35 169 53 2,847 1,587
Lombard 150,820 149,160 932 590 138 4 0 10 1 699 840
Credit cards 1,879 1,408 410 61 0 211 41 256 89 3,802 0
Commodity trade finance 5,481 5,186 168 115 12 224 32 144 35 9,044 0
Ship / aircraft financing 8,823 8,038 782 3 0 53 50 84 53 0 0
Consumer financing 2,976 2,649 218 59 49 215 77 884 138 4,093 31
Other loans and advances to customers 40,152 36,721 2,886 389 156 21 9 31 11 657 939
Loans to financial advisors 2,664 2,435 71 157 0 186 23 160 27 2,716 0
Total other lending 212,796 205,598 5,466 1,375 356 22 6 91 9 1,900 739
Total
1
609,472 574,198 29,127 4,819 1,328 29 6 98 11 1,998 1,009
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 7,907 7,590 289 29 0 7 6 34 7 24 0
Real estate financing 13,652 12,919 732 0 0 7 8 0 7 0 0
Total real estate lending 21,559 20,509 1,021 29 0 7 7 4 7 23 0
Large corporate clients 73,534 68,451 4,881 168 35 28 18 133 25 995 0
SME clients 15,269 14,438 678 130 23 34 29 216 38 181 0
Total corporate lending 88,803 82,889 5,559 297 58 29 20 143 27 640 0
Lombard 68,645 68,477 161 7 0 1 0 1 0 9,921 0
Credit cards 10,049 9,560 485 4 0 9 8 34 9 0 0
Commodity trade finance 4,446 4,429 18 0 0 6 6 127 6 0 0
Ship / aircraft financing 1,643 1,643 0 0 0 13 12 0 13 0 0
Consumer financing 167 167 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 48,923 48,619 304 0 0 3 2 114 3 0 0
Other off-balance sheet commitments 39,437 38,444 723 256 14 6 4 40 4 257 0
Total other lending 173,310 171,338 1,691 267 14 3 2 49 3 493 0
Total
2
283,672 274,736 8,271 593 72 12 8 106 11 543 0
Total on- and off-balance sheet
3,4
893,144 848,933 37,399 5,412 1,401 23 7 100 11 1,838 908
1 Includes Loans and advances to

customers and Loans to financial

advisors, which are presented

on the balance sheet line

Other financial assets measured

at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

4

Information has been revised.
Refer to Note 2 for more information.

Coverage ratios for core loan portfolio 31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 268,825 256,675 10,792 968 389 8 2 90 6 399 283
Real estate financing 97,920 92,124 5,398 290 108 11 4 57 7 713 980
Total real estate lending 366,745 348,800 16,190 1,258 497 9 3 79 6 472 434
Large corporate clients 30,660 25,775 3,252 1,012 620 188 41 215 60 3,083 1,429
SME clients 26,359 22,226 2,961 1,031 142 153 32 141 45 2,689 893
Total corporate lending 57,019 48,001 6,213 2,042 762 172 37 180 53 2,884 1,329
Lombard 156,394 156,312 15 67 0 3 1 7,616 2 2,487 0
Credit cards 2,083 1,571 449 63 0 200 40 253 87 3,801 0
Commodity trade finance 5,858 5,681 26 133 18 223 32 365 34 8,333 6
Ship / aircraft financing 9,265 8,968 276 4 17 56 54 99 55 0 315
Consumer financing 3,041 2,817 110 58 57 195 79 1,559 135 3,422 7
Other loans and advances to customers 40,961 39,196 1,419 105 242 21 10 39 11 3,981 0
Loans to financial advisors 2,665 2,426 80 159 0 185 17 122 20 2,793 0
Total other lending 220,267 216,971 2,373 589 334 21 7 210 9 4,376 9
Total
1
644,031 613,772 24,777 3,889 1,593 27 7 117 11 2,329 773
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 9,782 9,505 261 15 0 6 5 27 6 40 0
Real estate financing 17,107 16,281 826 0 0 9 8 44 9 0 0
Total real estate lending 26,889 25,786 1,088 15 0 8 7 40 8 40 0
Large corporate clients 77,103 71,524 5,357 157 65 26 17 111 24 1,217 242
SME clients 16,762 15,868 812 80 2 40 29 196 37 640 0
Total corporate lending 93,865 87,392 6,170 236 67 29 19 122 26 1,022 221
Lombard 86,173 86,173 0 1 0 0 0 0 0 0 0
Credit cards 10,458 9,932 522 4 0 10 8 35 10 0 0
Commodity trade finance 4,640 4,628 13 0 0 6 5 151 6 0 0
Ship / aircraft financing 1,053 1,053 0 0 0 26 26 0 26 0 0
Consumer financing 153 153 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 42,578 42,325 253 0 0 3 3 142 3 0 0
Other off-balance sheet commitments 39,887 39,174 411 263 39 7 4 111 5 453 0
Total other lending 184,944 183,438 1,199 268 39 3 2 85 3 486 0
Total
2
305,697 296,616 8,456 519 106 11 8 107 10 717 0
Total on- and off-balance sheet
3
949,729 910,388 33,233 4,408 1,699 22 7 114 11 2,140 706
1 Includes Loans and advances to

customers and Loans to financial

advisors, which are presented on

the balance sheet line Other

financial assets measured at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).